Property and equipment, net (Tables)	6 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment, after Accumulated Depreciation, Depletion, and Amortization [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consisted of the following:

	As of June 30, 2026	As of December 31, 2025
	In thousands of USD
Buildings	$1,943	$7,451
Furniture and equipment	581	844
Motor vehicles	36	36
Office improvements	1943	1,882
Subtotal	4,503	10,213
Less: accumulated depreciation	(2,375)	(3,170)
Property and equipment, net	$2,128	$7,043